EXHIBIT 99.1

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2017-B SERIES

Period	Collection	Accrual	Distribution
From	01-Mar-20	16-Mar-20	15-Apr-20
To	31-Mar-20	15-Apr-20
Days	30

Description of Collateral

On the Distribution Date, the Series 2017-B balances were:

Notes	$0.00
—

Principal Amount of Debt	—
Required Overcollateralization	$0.00
Required Overcollateralization Increase—MPR < 35%	$0.00
Required Overcollateralization Increase—MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	—

Required Participation Amount	$0.00
Excess Receivables	$0.00
Excess Funding Account	0.00

Total Collateral	—
Collateral as Percent of Notes	0.00%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,299,788,476.58
Total Principal Collections	($1,766,965,071.25)
Investment in New Receivables	$1,747,564,607.01
Receivables Added for Additional Accounts	$0.00
Repurchases	($19,653,152.57)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($520,176,962.19)
Less Servicing Adjustment	($1,869,715.75)

Ending Balance	$4,738,688,181.83

SAP for Next Period	0.00%

Average Receivable Balance	$4,636,936,437.38
Monthly Payment Rate	38.11%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$13,083,110.11
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$13,083,110.11

Series Allocation Percentage at Month-End	0.00%
Floating Allocation Percentage at Month-End	0.00%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2020	10/1/2019	No

Accumulation Account
Beginning	633,333,333.33
Payout	(760,000,000.00)
Additions	126,666,666.67

Ending Balance	—

Distributions to Investors
Days	30
LIBOR	0.704630%
Applicable Margin	0.430000%

	1.134630%

	Actual	Per $1000
Interest	718,599.00	0.95
Principal	760,000,000.00	—

		0.95
Total Due Investors	760,718,599.00
Servicing Fee	184,968.75

Excess Cash Flow	(903,567.75)

Reserve Account
Required Balance	$—
Current Balance	$—

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.80%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	48.94%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.